Partnership Distributions	12 Months Ended
Sep. 30, 2018
Distributions Made to Members or Limited Partners [Abstract]
Partnership Distributions
Note 14 — Partnership Distributions

The Partnership makes distributions to its partners approximately 45 days after the end of each fiscal quarter in a total amount equal to its Available Cash (as defined in the Partnership Agreement) for such quarter. Available Cash generally means:

1.	all cash on hand at the end of such quarter, plus

2.	all additional cash on hand as of the date of determination resulting from borrowings after the end of such quarter, less

3.	the amount of cash reserves established by the General Partner in its reasonable discretion.
The General Partner may establish reserves for the proper conduct of the Partnership’s business and for distributions during the next four quarters.
Distributions of Available Cash are made 98% to limited partners and 2% to the General Partner (representing a 1% General Partner interest in AmeriGas Partners and 1.01% interest in AmeriGas OLP) until Available Cash exceeds the Minimum Quarterly Distribution of $0.55 and the First Target Distribution of $0.055 per Common Unit (or a total of $0.605 per Common Unit). When Available Cash exceeds $0.605 per Common Unit in any quarter, the General Partner will receive a greater percentage of the total Partnership distribution (the “incentive distribution”) but only with respect to the amount by which the distribution per Common Unit to limited partners exceeds $0.605.
During Fiscal 2018, Fiscal 2017 and Fiscal 2016, the Partnership made quarterly distributions to Common Unitholders in excess of $0.605 per limited partner unit. As a result, the General Partner has received a greater percentage of the total Partnership distribution than its aggregate 2% general partner interest in AmeriGas OLP and AmeriGas Partners. During Fiscal 2018, Fiscal 2017 and Fiscal 2016, the total amount of distributions received by the General Partner with respect to its aggregate 2% general partner ownership interests totaled $54.9, $52.7 and $47.4, respectively. Included in these amounts are incentive distributions received by the General Partner during Fiscal 2018, Fiscal 2017 and Fiscal 2016 of $45.3, $43.5 and $38.2, respectively.